UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03757

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 05/31

Date of reporting period: 05/31/24

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – DCAAX

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.88%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class A shares returned 3.01%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-1.66%	-0.65%	1.22%
without Sales Charge	3.01%	0.27%	1.69%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6124AR0524

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – DCACX

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.67%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class C shares returned 2.20%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	1.20%	*	-0.51%	0.91%
without Deferred Sales Charge	2.20%		-0.51%	0.91%
Bloomberg U.S. Municipal Bond Index	2.67%		0.93%	2.25%

*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6126AR0524

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DCMIX

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.65%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class I shares returned 3.18%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class I Shares	3.18%	0.49%	1.93%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6101AR0524

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DCAYX

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$63	0.63%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Y shares returned 3.20%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $1,000,000 Years Ended 5/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Y Shares	3.20%	0.42%	1.91%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0951AR0524

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Z – DRCAX

This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$68	0.68%

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s Class Z shares returned 3.23%.

• In comparison, the Bloomberg U.S. Municipal Bond Index returned 2.67% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• The primary driver of the Fund’s relative outperformance was an overweighting in revenue bonds.  Exposure to longer-maturity bonds was also beneficial.

• Positions in intermediate-maturity bonds were a relative detractor.  California municipal bonds generally lagged the benchmark, which also detracted, but the Fund outperformed the benchmark despite this hindrance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index (the “Index”) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
Class Z Shares	3.23%	0.48%	1.90%
Bloomberg U.S. Municipal Bond Index	2.67%	0.93%	2.25%

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$580	194	$2,707,058	15.54%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0928AR0524

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,928 in 2023 and $37,666 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $13,306 in 2023 and $13,093 in 2024. These services consisted of (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies..

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2023 and $3,342 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,158 in 2023 and $8,503 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,231 in 2023 and $2,544 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,767,321 in 2023 and $1,744,889 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Investments.

 Not applicable.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	DCAAX
C	DCACX
I	DCMIX
Y	DCAYX
Z	DRCAX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

Statement of Investments

May 31, 2024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 2.1%
Collateralized Municipal-Backed Securities - 2.1%
California Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Noble Towers) (Insured; Federal National Mortgage Association)	2.35	12/1/2035	4,635,569		3,761,253
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,805,845		4,330,808
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,168,833		4,049,652
Total Bonds and Notes (cost $14,670,497)			12,141,713

Long-Term Municipal Investments - 100.0%
California - 98.4%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000		2,664,772
Allan Hancock Joint Community College District, GO, Ser. C	5.60	8/1/2047	11,375,000	[a]	7,972,634
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000		1,467,615
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000		3,927,297
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	7/1/2049	1,500,000		1,461,883
California, GO	4.00	11/1/2035	1,000,000		1,033,887
California, GO, Refunding	4.00	10/1/2050	2,000,000		1,958,405
California, GO, Refunding	4.00	9/1/2043	3,500,000		3,529,245
California, GO, Refunding	5.00	4/1/2042	1,500,000		1,638,239
California, GO, Refunding	5.00	4/1/2042	2,000,000		2,079,598
California, GO, Refunding	5.00	8/1/2036	7,000,000		7,210,387
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,000,000		5,656,092
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	4.00	12/1/2027	2,000,000	[b]	1,999,615
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1	5.00	3/1/2031	3,000,000	[b]	3,163,084
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G	5.25	4/1/2030	10,000,000	[b]	10,628,508
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	11,500,000	[b]	11,417,546
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D	5.50	11/1/2028	10,000,000	[b]	10,605,028
California County Tobacco Securitization Agency, Revenue Bonds, Refunding	5.00	6/1/2034	5,000,000		5,000,739
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	1,000,000		936,836
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	625,000		633,294
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,750,000		1,634,438
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2040	5,000,000		5,024,427

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
California Educational Facilities Authority, Revenue Bonds (Chapman University)	5.00	4/1/2045	2,305,000		2,312,429
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000		3,955,735
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000		1,540,458
California Educational Facilities Authority, Revenue Bonds, Refunding (Occidental College)	5.00	10/1/2045	500,000		506,685
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	1,255,000		1,354,013
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000		1,085,756
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000		5,671,002
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000		2,374,878
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000		1,049,799
California Health Facilities Financing Authority, Revenue Bonds (Sutter Health Obligated Group) Ser. A	5.00	11/15/2048	3,000,000		3,059,233
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000		2,573,947
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000		2,024,294
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000		2,881,790
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000		4,436,316
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2030	3,500,000		3,506,117
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Stanford Health Care Obligated Group) Ser. A	5.00	11/15/2037	3,360,000		3,505,463
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,782,245		2,735,533
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,856,616		2,667,585
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000		575,555
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000		645,635
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000		1,535,330
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project)	5.00	1/1/2055	1,000,000	[c]	909,894
California Infrastructure & Economic Development Bank, Revenue Bonds (WFCS Portfolio Project) Ser. A-1	5.00	1/1/2056	1,250,000	[c]	1,119,109

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000		1,020,088
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000		2,905,649
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000		1,503,596
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A	5.00	11/1/2046	2,500,000	[c]	2,437,390
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000		2,572,991
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) Ser. A	4.45	12/1/2042	5,000,000		5,024,598
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000		1,828,286
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000		1,516,851
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000		3,138,334
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000		1,168,653
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2046	2,170,000	[c]	2,138,530
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)	5.00	7/1/2041	1,750,000	[c]	1,750,954
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000		1,954,385
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000		3,149,680
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000		4,968,097
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)	6.38	6/15/2064	2,000,000	[c]	2,092,369
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000		1,017,585
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000		1,013,905
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000		1,016,881
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000		1,118,619
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000		3,522,075
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000		1,014,777
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000		2,515,768
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000		2,028,284

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000		2,182,190
California Municipal Finance Authority, Revenue Bonds, Refunding (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000		1,857,358
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2048	9,115,000	[c]	7,633,824
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000		2,909,218
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000		2,156,034
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000		2,973,186
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A	5.00	7/1/2045	3,500,000	[c]	3,502,009
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2049	1,100,000	[c]	1,100,049
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)	5.00	7/1/2043	1,255,000	[c]	1,259,591
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	1,650,000	[c]	1,643,305
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	875,000	[c]	879,788
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[c]	603,143
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A	5.00	7/1/2049	1,650,000	[c]	1,659,803
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A	4.00	7/1/2050	1,135,000	[c]	986,989
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2041	1,600,000	[c]	1,605,820
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)	5.00	8/1/2025	150,000	[c,d]	152,626
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A	5.00	10/1/2052	1,500,000	[c]	1,467,448
California State University, Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000		1,106,779
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	8/15/2052	1,000,000		1,061,741
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	5,250,000	[c]	5,305,974
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,500,000	[c]	1,506,729
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000		3,540,163
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2032	1,855,000	[c]	1,898,646
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A	5.00	11/1/2041	700,000	[c]	700,403

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000		4,948,776
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000		4,626,015
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000		1,221,699
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Poject)	4.00	4/1/2043	1,900,000		1,901,532
California University, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2038	5,000,000		5,204,132
Escondido Union High School District, GO, Ser. C	0.00	8/1/2046	3,000,000	[e]	1,065,340
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,625,000		4,037,119
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	0.00	1/15/2035	10,000,000	[e]	6,638,063
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000		1,421,790
Fresno Joint Powers Financing Authority, Revenue Bonds, Refunding (Master Lease Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	4/1/2037	850,000		882,568
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	8,500,000		8,743,847
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2026	2,500,000		2,584,577
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	47,000,000	[e]	5,140,033
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2026	3,265,000	[e]	3,015,703
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000		7,256,393
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	3,255,000		3,457,786
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2038	1,800,000		1,842,024
Imperial Irrigation District Electric System, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2037	2,500,000		2,561,963
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	4,250,000		4,313,148
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000		2,552,392
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2044	2,500,000		2,502,909
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000		1,084,823
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000		407,691
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000		1,009,035
Irvine Unified School District, Special Tax Bonds (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000		1,014,131
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2055	5,000,000		4,776,169

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
Jurupa Public Financing Authority, Special Tax Bonds, Refunding, Ser. A	5.00	9/1/2042	3,420,000		3,425,275
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000		1,241,948
Los Angeles Community Facilities District, Special Tax Bonds, Refunding (4 Playa Vista)	5.00	9/1/2030	1,090,000		1,092,940
Los Angeles Community Facilities District, Special Tax Bonds, Refunding (4 Playa Vista)	5.00	9/1/2029	1,165,000		1,168,231
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000		17,861,618
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000		2,439,225
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000		3,343,911
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. C	5.00	5/15/2038	2,250,000		2,276,930
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,500,000		1,629,454
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000		4,280,425
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000		5,423,259
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000		3,399,547
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000		1,834,688
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2042	2,550,000		2,628,497
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000		1,534,235
Northern California Transmission Agency, Revenue Bonds, Refunding (California-Oregon Transmission Project) Ser. A	5.00	5/1/2038	1,565,000		1,602,984
Oakland Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. TE	5.00	9/1/2036	3,000,000		3,038,636
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	4,000,000		4,011,653
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000		3,047,921
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000		6,055,655
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000		1,009,150
Palomar Community College District, GO, Ser. B	6.38	8/1/2045	16,615,000	[a]	14,919,981
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000		1,844,168
Peralta Community College District, GO, Refunding, Ser. A	4.00	8/1/2039	5,000,000		4,886,069
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2036	1,850,000		1,907,137
Perris Union High School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	9/1/2035	1,740,000		1,798,941
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,520,000		2,752,653
Port of Los Angeles, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2039	1,050,000		1,050,978
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000		1,763,577

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	3,250,000		3,318,054
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,000,000		1,063,371
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000		5,848,319
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000		6,334,808
Sacramento Municipal Utility District, Revenue Bonds, Refunding (Sustainable Bond) Ser. K	5.00	8/15/2038	540,000		613,619
Sacramento Municipal Utility District, Revenue Bonds, Refunding (Sustainable Bond) Ser. M	5.00	11/15/2054	3,000,000		3,280,120
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000		991,070
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000		2,080,094
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		6,187,629
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	3,000,000		3,103,033
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000		934,099
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000		4,786,067
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000		3,091,697
San Diego Unified School District, GO (Sustainable Bond) Ser. G3	4.00	7/1/2053	1,000,000		967,457
San Francisco Bay Area Rapid Transit District, Revenue Bonds, Ser. A	4.00	7/1/2037	2,500,000		2,536,749
San Francisco City & County, GO (Transportation & Road) Ser. C1	4.00	6/15/2037	3,710,000		3,809,215
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000		4,082,558
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2027	1,000,000		1,025,872
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000		5,044,156
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000		8,679,569
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. B	5.00	8/1/2043	1,100,000		1,123,732
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Refunding (Mission Bay South Redevelopment Project) (Insured; National Public Finance Guarantee Corp.) Ser. C	5.00	8/1/2041	1,750,000		1,791,740
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000		2,528,152
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2039	1,500,000		1,514,618
San Mateo Foster Public Financing Authority, Revenue Bonds (Clean Water Program)	4.00	8/1/2037	2,200,000		2,255,618
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000		9,750,666
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000		5,868,872
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond)) Non-Recourse, Underlying Coupon Rate 4.00%	2.98	8/1/2039	10,000,000	[c,f,g]	9,947,747

Statement of Investments (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.0% (continued)
California - 98.4% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF0762), (California Health Facilities Financing Authority, Revenue Bonds, Refunding (Sutter Health)) Non-Recourse, Underlying Coupon Rate 5.00%	4.02	11/15/2046	12,275,000	[c,f,g] 12,603,719
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	654,062
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,909,259
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	704,898
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,515,989
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000	3,035,971
University of California, Revenue Bonds, Refunding, Ser. BS	5.00	5/15/2043	4,000,000	4,457,376
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	2,939,088
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,548,009
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,796,657
Yosemite Community College District, GO, Ser. D	0.00	8/1/2031	5,545,000	[e] 4,316,863
				571,301,222
Multi-State - .8%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50	3.05	6/15/2037	5,345,000	[c] 4,586,752
U.S. Related - .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,379,109
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	2,045,066
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,045,700
				4,469,875
Total Long-Term Municipal Investments (cost $609,377,818)			580,357,849
Total Investments (cost $624,048,315)			102.1%	592,499,562
Liabilities, Less Cash and Receivables			(2.1%)	(12,076,345)
Net Assets			100.0%	580,423,217

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $69,492,611 or 11.97% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

g Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	624,048,315	592,499,562
Cash		777,916
Interest receivable		6,245,348
Receivable for shares of Common Stock subscribed		9,330
Prepaid expenses		50,159
		599,582,315
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		268,811
Payable for inverse floater notes issued—Note 4		13,365,000
Payable for investment securities purchased		5,000,000
Payable for shares of Common Stock redeemed		335,819
Interest and expense payable related to inverse floater notes issued—Note 4		96,205
Directors’ fees and expenses payable		3,917
Other accrued expenses		89,346
		19,159,098
Net Assets ($)		580,423,217
Composition of Net Assets ($):
Paid-in capital		613,984,087
Total distributable earnings (loss)		(33,560,870)
Net Assets ($)		580,423,217

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	65,551,098	3,215,830	52,124,048	9,909	459,522,332
Shares Outstanding	4,918,121	241,330	3,912,720	744	34,474,771
Net Asset Value Per Share ($)	13.33	13.33	13.32	13.32	13.33

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2024

Investment Income ($):
Interest Income	20,446,193
Expenses:
Management fee—Note 3(a)	2,707,058
Shareholder servicing costs—Note 3(c)	621,869
Interest and expense related to inverse floater notes issued—Note 4	594,101
Professional fees	112,819
Registration fees	77,396
Directors’ fees and expenses—Note 3(d)	60,610
Distribution fees—Note 3(b)	27,734
Prospectus and shareholders’ reports	23,151
Chief Compliance Officer fees—Note 3(c)	20,995
Loan commitment fees—Note 2	14,735
Custodian fees—Note 3(c)	10,724
Miscellaneous	51,497
Total Expenses	4,322,689
Less—reduction in fees due to earnings credits—Note 3(c)	(90,751)
Net Expenses	4,231,938
Net Investment Income	16,214,255
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,182,197)
Net change in unrealized appreciation (depreciation) on investments	4,376,769
Net Realized and Unrealized Gain (Loss) on Investments	2,194,572
Net Increase in Net Assets Resulting from Operations	18,408,827

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2024	2023
Operations ($):
Net investment income	16,214,255	17,305,422
Net realized gain (loss) on investments	(2,182,197)	(2,842,567)
Net change in unrealized appreciation (depreciation) on investments	4,376,769	(16,963,081)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,408,827	(2,500,226)
Distributions ($):
Distributions to shareholders:
Class A	(1,736,164)	(1,779,801)
Class C	(63,951)	(80,653)
Class I	(1,443,874)	(1,322,258)
Class Y	(274)	(305)
Class Z	(12,968,748)	(14,227,491)
Total Distributions	(16,213,011)	(17,410,508)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	10,585,311	9,266,263
Class C	206,018	334,172
Class I	21,987,510	36,617,225
Class Y	-	10,013
Class Z	5,215,560	9,745,107
Distributions reinvested:
Class A	1,498,990	1,500,789
Class C	63,951	80,652
Class I	1,429,647	1,292,921
Class Y	-	178
Class Z	10,363,508	11,320,210
Cost of shares redeemed:
Class A	(17,027,901)	(15,258,758)
Class C	(1,118,228)	(1,498,621)
Class I	(24,123,986)	(30,938,436)
Class Y	-	(13,611)
Class Z	(57,035,747)	(72,999,063)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(47,955,367)	(50,540,959)
Total Increase (Decrease) in Net Assets	(45,759,551)	(70,451,693)
Net Assets ($):
Beginning of Period	626,182,768	696,634,461
End of Period	580,423,217	626,182,768

	Year Ended May 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	793,693	696,504
Shares issued for distributions reinvested	112,929	113,226
Shares redeemed	(1,279,397)	(1,152,630)
Net Increase (Decrease) in Shares Outstanding	(372,775)	(342,900)
Class Cb
Shares sold	16,101	25,663
Shares issued for distributions reinvested	4,847	6,088
Shares redeemed	(85,263)	(112,932)
Net Increase (Decrease) in Shares Outstanding	(64,315)	(81,181)
Class Ia
Shares sold	1,651,844	2,735,737
Shares issued for distributions reinvested	107,691	97,601
Shares redeemed	(1,821,972)	(2,323,230)
Net Increase (Decrease) in Shares Outstanding	(62,437)	510,108
Class Y
Shares sold	-	745
Shares issued for distributions reinvested	-	14
Shares redeemed	-	(1,032)
Net Increase (Decrease) in Shares Outstanding	-	(273)
Class Za
Shares sold	390,149	732,132
Shares issued for distributions reinvested	780,653	853,933
Shares redeemed	(4,297,216)	(5,488,869)
Net Increase (Decrease) in Shares Outstanding	(3,126,414)	(3,902,804)

[a]

During the period ended May 31, 2024, 50,728 Class Z shares representing $673,243 were exchanged for 50,789 Class A shares and during the period ended May 31, 2023, 31,165 Class Z shares representing $425,718 were exchanged for 31,188 Class I shares.

[b]

During the period ended May 31, 2024, 596 Class C shares representing $7,555 were automatically converted to 596 Class A shares and during the period ended May 31, 2023, 107 Class C shares representing $1,433 were automatically converted to 107 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended May 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.82	14.94
Investment Operations:
Net investment income[a]	.33	.33	.34	.36	.39
Net realized and unrealized gain (loss) on investments	.06	(.39)	(1.55)	.42	(.08)
Total from Investment Operations	.39	(.06)	(1.21)	.78	.31
Distributions:
Dividends from net investment income	(.33)	(.32)	(.33)	(.35)	(.39)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)
Total Distributions	(.33)	(.33)	(.35)	(.38)	(.43)
Net asset value, end of period	13.33	13.27	13.66	15.22	14.82
Total Return (%)[b]	3.01	(.38)	(8.08)	5.27	2.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.96	.95	.96	.99
Ratio of net expenses to average net assets	.88	.93	.93	.96	.99
Ratio of interest and expense related to floating rate notes issued to average net assets	.10	.09	.03	.02	.06
Ratio of net investment income to average net assets	2.52	2.48	2.27	2.36	2.62
Portfolio Turnover Rate	15.54	6.81	10.45	9.84	17.89
Net Assets, end of period ($ x 1,000)	65,551	70,232	76,968	88,286	85,874

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

	Year Ended May 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.81	14.94
Investment Operations:
Net investment income[a]	.23	.23	.22	.24	.28
Net realized and unrealized gain (loss) on investments	.06	(.39)	(1.54)	.43	(.10)
Total from Investment Operations	.29	(.16)	(1.32)	.67	.18
Distributions:
Dividends from net investment income	(.23)	(.22)	(.22)	(.23)	(.27)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)
Total Distributions	(.23)	(.23)	(.24)	(.26)	(.31)
Net asset value, end of period	13.33	13.27	13.66	15.22	14.81
Total Return (%)[b]	2.20	(1.16)	(8.73)	4.47	1.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.68	1.74	1.72	1.72	1.76
Ratio of net expenses to average net assets	1.67	1.71	1.70	1.72	1.76
Ratio of interest and expense related to floating rate notes issued to average net assets	.10	.09	.03	.02	.06
Ratio of net investment income to average net assets	1.72	1.70	1.48	1.59	1.86
Portfolio Turnover Rate	15.54	6.81	10.45	9.84	17.89
Net Assets, end of period ($ x 1,000)	3,216	4,056	5,284	7,478	8,790

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.27	13.65	15.21	14.81	14.94
Investment Operations:
Net investment income[a]	.37	.36	.37	.39	.43
Net realized and unrealized gain (loss) on investments	.05	(.37)	(1.54)	.42	(.10)
Total from Investment Operations	.42	(.01)	(1.17)	.81	.33
Distributions:
Dividends from net investment income	(.37)	(.36)	(.37)	(.38)	(.42)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)
Total Distributions	(.37)	(.37)	(.39)	(.41)	(.46)
Net asset value, end of period	13.32	13.27	13.65	15.21	14.81
Total Return (%)	3.18	(.07)	(7.87)	5.53	2.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66	.73	.72	.71	.75
Ratio of net expenses to average net assets	.65	.69	.70	.71	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.10	.09	.03	.02	.06
Ratio of net investment income to average net assets	2.75	2.72	2.49	2.59	2.86
Portfolio Turnover Rate	15.54	6.81	10.45	9.84	17.89
Net Assets, end of period ($ x 1,000)	52,124	52,739	47,314	55,395	58,718

a Based on average shares outstanding.

See notes to financial statements.

	Year Ended May 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.27	13.65	15.21	14.81	14.94
Investment Operations:
Net investment income[a]	.37	.38	.35	.39	.43
Net realized and unrealized gain (loss) on investments	.05	(.42)	(1.56)	.43	(.09)
Total from Investment Operations	.42	(.04)	(1.21)	.82	.34
Distributions:
Dividends from net investment income	(.37)	(.33)	(.33)	(.39)	(.43)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)
Total Distributions	(.37)	(.34)	(.35)	(.42)	(.47)
Net asset value, end of period	13.32	13.27	13.65	15.21	14.81
Total Return (%)	3.20	(.29)	(8.06)	5.54	2.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.73	.72	.70	.69
Ratio of net expenses to average net assets	.63	.69	.70	.70	.69
Ratio of interest and expense related to floating rate notes issued to average net assets	.10	.09	.03	.02	.06
Ratio of net investment income to average net assets	2.77	2.72	2.50	2.61	2.89
Portfolio Turnover Rate	15.54	6.81	10.45	9.84	17.89
Net Assets, end of period ($ x 1,000)	10	10	14	253	1,744

a Based on average shares outstanding.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class Z Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.27	13.66	15.22	14.82	14.94
Investment Operations:
Net investment income[a]	.36	.36	.37	.39	.43
Net realized and unrealized gain (loss) on investments	.06	(.39)	(1.55)	.42	(.09)
Total from Investment Operations	.42	(.03)	(1.18)	.81	.34
Distributions:
Dividends from net investment income	(.36)	(.35)	(.36)	(.38)	(.42)
Dividends from net realized gain on investments	-	(.01)	(.02)	(.03)	(.04)
Total Distributions	(.36)	(.36)	(.38)	(.41)	(.46)
Net asset value, end of period	13.33	13.27	13.66	15.22	14.82
Total Return (%)	3.23	(.18)	(7.88)	5.50	2.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.75	.74	.74	.77
Ratio of net expenses to average net assets	.68	.72	.72	.74	.77
Ratio of interest and expense related to floating rate notes issued to average net assets	.10	.09	.03	.02	.06
Ratio of net investment income to average net assets	2.72	2.69	2.49	2.57	2.84
Portfolio Turnover Rate	15.54	6.81	10.45	9.84	17.89
Net Assets, end of period ($ x 1,000)	459,522	499,146	567,055	681,094	699,074

a Based on average shares outstanding.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	-	12,141,713	-	12,141,713
Municipal Securities	-	580,357,849	-	580,357,849
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(13,365,000)	-	(13,365,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

State-Specific Risk: The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,409,829, accumulated capital losses $5,070,826 and unrealized depreciation $29,899,873.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2024. The fund has $7,512 of short-term capital losses and $5,063,314 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2024 and May 31, 2023 were as follows: tax-exempt income $16,205,843 and $16,996,029, ordinary income $7,168 and $9,037, and long-term capital gains $0 and $405,442, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on

NOTES TO FINANCIAL STATEMENTS (continued)

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses allocable to Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended May 31, 2024, there was no reduction in expenses pursuant to the Agreement.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended May 31, 2024, the Distributor retained $5 from commissions earned on sales of the fund’s Class A shares and $5,147 from CDSC fees on redemptions of the fund’s Class A shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $27,734 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $172,572 and $9,245, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Class Z shares were charged $217,995 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $112,014 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $80,027.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $10,724 pursuant to the custody agreement. These fees were offset by earnings credits of $10,724.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2024, the fund was charged $7,421 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2024, the fund was charged $20,995 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $223,231, Distribution Plan fees of $2,072 Shareholder Services Plan fees of $14,752, Custodian fees of $4,373, Chief Compliance Officer fees of $5,257 and Transfer Agent fees of $19,126.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities during the period ended May 31, 2024, amounted to $92,426,734 and $115,835,386, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2024, was approximately $14,505,710, with a related weighted average annualized interest rate of 4.10%.

At May 31, 2024, the cost of investments for federal income tax purposes was $609,034,435; accordingly, accumulated net unrealized depreciation on investments was $29,899,873, consisting of $4,644,276 gross unrealized appreciation and $34,544,149 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”), including the statement of investments, as of May 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The fund is not required to have, nor were we engaged to perform, an audit of the fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
July 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended May 31, 2024 as “exempt-interest dividends” (not subject to regular federal income tax, and for individuals who are California residents, California personal income taxes), except $7,168 that is being reported as an ordinary income distribution for reporting purposes.

Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2024 calendar year on Form 1099-DIV, which will be mailed in early 2025.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Independent Board Members

Joseph S. DiMartino (80)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-May 2023)

No. of Portfolios for which Board Member Serves: 83

———————

Joan Gulley (76)

Board Member (2017)

Principal Occupation During Past 5 Years:

• Nantucket Atheneum, public library, Chair (June 2018-June 2021) and Director (2015-June 2021)

• Orchard Island Club, golf and beach club, Governor (2016-Present) and President (February 2023-Present)

No. of Portfolios for which Board Member Serves: 43

———————

Alan H. Howard (64)

Board Member (2018)

Principal Occupation During Past 5 Years:

• Heathcote Advisors LLC, a financial advisory services firm, Managing Partner (2008-Present)

• Dynatech/MPX Holdings LLC, a global supplier and service provider of military aircraft parts, President (2012-May 2019); and Board Member of its two operating subsidiaries, Dynatech International LLC and Military Parts Exchange LLC (2012-December 2019), including Chief Executive Officer of an operating subsidiary, Dynatech International LLC (2013-May 2019)

• Rossoff & Co., an independent investment banking firm, Senior Advisor (2013-June 2021)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, sources, markets and distributes watches, Director (1997-Present)

• Diamond Offshore Drilling, Inc., a public company that provides contract drilling services, Director (March 2020-April 2021)

No. of Portfolios for which Board Member Serves: 14

———————

Robin A. Melvin (60)

Board Member (2006)

Principal Occupation During Past 5 Years:

• Westover School, a private girls’ boarding school in Middlebury, Connecticut, Trustee (2019-June 2023)

• Mentor Illinois, a non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois. Co-Chair (2014–March 2020); Board Member (2013-March 2020)

• JDRF, a non-profit juvenile diabetes research foundation, Board Member (June 2021-June 2022)

Other Public Company Board Memberships During Past 5 Years:

• HPS Corporate Lending Fund, a closed-end management investment company regulated as a business development company, Trustee (August 2021-Present)

• HPS Corporate Capital Solutions Fund, a close-end management investment company regulated as a business development company, Trustee, (December 2023-Present)

• Northwestern Memorial Hospital, an academic medical center, Board Member (March 2024-Present)

No. of Portfolios for which Board Member Serves: 65

———————

Burton N. Wallack (73)

Board Member (1991)

Principal Occupation During Past 5 Years:

Wallack Management Company, a real estate management company, President and Co-owner (1987-Present)

Other Public Company Board Memberships During Past 5 Years:

Mount Sinai Hospital Urology, Board Member (2017-Present)

No. of Portfolios for which Board Member Serves: 14

———————

Benaree Pratt Wiley (78)

Board Member (2016)

Principal Occupation During Past 5 Years:

• The Wiley Group, a firm specializing in strategy and business development. Principal (2005-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross-Blue Shield of Massachusetts, Director (2004-December 2020)

No. of Portfolios for which Board Member Serves: 54

———————

Gordon J. Davis (81)

Advisory Board Member (2021)

Principal Occupation During Past 5 Years:

• Venable LLP, a law firm, Partner (2012-Present)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon Family of Funds (53 funds), Board Member (1995-August 2021)

No. of Portfolios for which Advisory Board Member Serves: 36

———————

The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc., 240 Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Vice President and Director of the Adviser since February 2021; Head of North America Distribution, BNY Investments since February 2023; and Head of North America Product, BNY Investments from January 2018 to February 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 46 years old and has been an employee of BNY since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director of the Adviser since February 2023; Vice President of the Adviser since September 2020; and Director–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of the Adviser since April 1985.

PETER M. SULLIVAN, Chief Legal Officer since July 2021 and Vice President and Assistant Secretary since March 2019.

Chief Legal Officer of the Adviser and Associate General Counsel of BNY since July 2021; Senior Managing Counsel of BNY from December 2020 to July 2021; and Managing Counsel of BNY from March 2009 to December 2020. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY since April 2004.

SARAH S. KELLEHER, Secretary since April 2024 and Vice President since April 2014.

Vice President of BNY Mellon ETF Investment Adviser; LLC since February 2020; Senior Managing Counsel of BNY since September 2021; and Managing Counsel of BNY from December 2017 to September 2021. She is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 48 years old and has been an employee of BNY since March 2013.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY since December 2021; and Counsel of BNY from August 2018 to December 2021. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 33 years old and has been an employee of BNY since August 2013.

LISA M. KING, Vice President and Assistant Secretary since March 2024.

Vice President and Assistant Secretary. Counsel of BNY since June 2023; and Regulatory Administration Group Manager at BNY Mellon Asset Servicing from February 2016 to June 2023. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 56 years old and has been an employee of BNY since February 2016.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY. He is an officer of 53 investment companies (comprised of 116 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 59 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Managing Counsel of BNY since March 2024; Counsel of BNY from June 2019 to February 2024; and Regulatory Administration Manager at BNY Investment Management Services from September 2018 to May 2019. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 39 years old and has been an employee of BNY since June 2012.

JOANNE SKERRETT, Vice President and Assistant Secretary since March 2023.

Managing Counsel of BNY since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022. She is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Adviser since June 2022.

DANIEL GOLDSTEIN, Vice President since March 2022.

Head of Product Development of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President, Development & Oversight of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Distributor since 1991.

JOSEPH MARTELLA, Vice President since March 2022.

Vice President of the Adviser since December 2022; Head of Product Management of North America Distribution, BNY Investments since January 2018; Executive Vice President of North America Product, BNY Investments since April 2023; and Senior Vice President of North America Product, BNY Investments from 2010 to March 2023. He is an officer of 51 investment companies (comprised of 96 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.

ROBERTO G. MAZZEO, Assistant Treasurer since June 2024.

Financial Reporting Manager - BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 43 years old and has been an employee of the Adviser since October 2006.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since April 1991.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Fund Administration. He is an officer of 52 investment companies (comprised of 114 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since 2004; and Chief Compliance Officer of the Adviser from 2004 until June 2021. He is the Chief Compliance Officer of 51 investment companies (comprised of 101 portfolios) managed by the Adviser. He is 66 years old.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust. She is an officer of 45 investment companies (comprised of 107 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 55 years old and has been an employee of the Distributor since 1997.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

© 2024 BNY Mellon Securities Corporation Code-6124NCSRAR0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: July 18, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: July 18, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)